Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 1,108,652	$ 160,739	¥ 2,232,253	¥ 1,215,434
Other income	49,256	7,141	12,763	4,788
Total operating revenue	1,157,908	167,880	2,245,016	1,220,222
Operating costs and expenses
Cost of revenue	(706,009)	(102,361)	(1,688,087)	(813,507)
Other cost	(28,282)	(4,101)	(2,670)	(2,846)
Total operating costs	(734,291)	(106,462)	(1,690,757)	(816,353)
Selling expenses	(231,664)	(33,588)	(350,573)	(230,438)
General and administrative expenses	(154,715)	(22,432)	(197,619)	(150,207)
Research and development expenses	(80,911)	(11,731)	(120,478)	(49,135)
Total operating costs and expenses	(1,201,581)	(174,213)	(2,359,427)	(1,246,133)
Operating income/(loss)	(43,673)	(6,333)	(114,411)	(25,911)
Other income/(expenses)
Interest income/(expenses)	(5,062)	(734)	(3,206)	(1,157)
Unrealized exchange income/(loss)	(79)	(11)	(59)	(9)
Investment income/(loss)	(2,216)	(321)	(5,328)	137
Others, net	19,490	2,826	12,627	10,177
Profit/(Loss) before income tax, and share of income/(loss) of equity method investee	(31,540)	(4,573)	(110,377)	(16,763)
Income tax expense	0	0	0	(1,768)
Share of income/(loss) of equity method investee	(2,200)	(319)	2,660	239
Net profit/(loss)	(33,740)	(4,892)	(107,717)	(18,292)
Net profit/(loss) attributable to non-controlling interests	(2,553)	(370)	(51)	0
Net profit/(loss) attributable to Huize Holding Limited	(31,187)	(4,522)	(107,666)	(18,292)
Redeemable preferred shares redemption value accretion	0	0	0	(4,274)
Allocation to redeemable preferred shares	0	0	0	1,074
Net profit/(loss) attributable to common shareholders	(31,187)	(4,522)	(107,666)	(21,492)
Net profit/(loss)	(33,740)	(4,892)	(107,717)	(18,292)
Foreign currency translation adjustment, net of tax	9,600	1,392	(5,323)	(22,386)
Comprehensive income/(loss)	(24,140)	(3,500)	(113,040)	(40,678)
Comprehensive income/(loss) attributable to non-controlling interests	(2,553)	(370)	(51)	0
Comprehensive income/(loss) attributable to Huize Holding Limited	¥ (21,587)	$ (3,130)	¥ (112,989)	¥ (40,678)
Weighted average number of common shares used in computing net profit per share
Basic	1,021,958,881	1,021,958,881	1,021,861,206	963,817,614
Diluted	1,021,958,881	1,021,958,881	1,021,861,206	963,817,614
Net loss per share attributable to common shareholders
Basic | (per share)	¥ (0.03)	$ 0	¥ (0.11)	¥ (0.02)
Diluted | (per share)	¥ (0.03)	$ 0	¥ (0.11)	¥ (0.02)